Consolidated Statements of Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Net income		$ 2,660,801	$ 1,036,716
Change in net unrealized gains (losses) on available-for-sale securities:
Unrealized holding gains (losses) arising during period		8,550,015	(17,074,720)
Reclassification adjustment for gains included in income	[1]	(1,508,182)	(735,567)
Adjustment for effects of deferred acquisition costs		(211,683)	462,249
Net unrealized gains (losses) on investments		6,830,150	(17,348,038)
Change in defined benefit pension plan:
Actuarial net loss on pension plan		(390,459)	(1,515,949)
Amortization of actuarial net loss in net periodic pension cost	[2]	737,174	762,233
Net change in defined benefit pension plan		346,715	(753,716)
Other comprehensive income (loss) before income taxes		7,176,865	(18,101,754)
Income tax expense (benefit)		2,440,134	(6,154,596)
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAXES		4,736,731	(11,947,158)
COMPREHENSIVE INCOME (LOSS)		$ 7,397,532	$ (10,910,442)

[1]	These items appear within net realized gains on investments in the consolidated income statements.
[2]	These items are included in the computation of net periodic benefit cost (see Note 6).